Financial Instruments - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2011
Senior Unsecured Debt At 6.20 March 2019 [Member]
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable US Treasury Rate Margin Percentage	0.50%
Senior Unsecured Debt At 5.35 March 2015 [Member]
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable US Treasury Rate Margin Percentage	0.50%
Senior Unsecured Debt At 7.20 March 2039 [Member]
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable US Treasury Rate Margin Percentage	0.50%
Senior Unsecured Debt At 4.45 March 2012 [Member]
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable US Treasury Rate Margin Percentage	0.50%
Senior Unsecured Debt At 4.75 Euro June 2016 [Member]
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable Government Bond Rate Margin Percentage	0.20%
Senior Unsecured Debt At 5.75 Euro June 2021 [Member]
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable Government Bond Rate Margin Percentage	0.20%
Senior Unsecured Debt At 3.625 Euro June 2013 [Member]
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable Government Bond Rate Margin Percentage	0.20%
Senior Unsecured Debt At 6.50 U.K. Pound June 2038 [Member]
Debt Instrument [Line Items]
Debt Instrument Callable Principal Amount Percentage	100.00%
Debt Instrument Callable Government Bond Rate Margin Percentage	0.20%
Notes And Other Debt At 5.28 2012-2018 [Member]
Debt Instrument [Line Items]
Long Term Debt Weighted Average Maturity	5
Notes And Other Debt At 6.51 2021-2036 [Member]
Debt Instrument [Line Items]
Long Term Debt Weighted Average Maturity	18
Foreign currency notes and other foreign currency debt with a weighted average interest rate 2.48 2014-2016 [Member]
Debt Instrument [Line Items]
Long Term Debt Weighted Average Maturity	4